Loss Per Common Share - Computation of Diluted Earnings Loss Per Share (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	43,800	55,968	28,018	55,045
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	950	1,100	900	8,996
Options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	22,640	21,859	25,172	14,937
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	933	933	933	933
Contingent shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	1,491	1,491	1,013	8,501
Convertible promissory note and interest
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	17,786	30,585	0	21,678